Quarterly Holdings Report
for
Fidelity® Tactical Bond ETF
November 30, 2024
TBE-NPRT1-0125
1.9906545.101
Asset-Backed Securities - 1.6%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.8%
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	139,566	132,587
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	120,981	114,932
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		247,519
UNITED STATES - 0.8%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (b)	78,206	59,240
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	116,563	113,104
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	25,000	25,398
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	25,000	24,713
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	25,000	24,589
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	25,000	24,702
TOTAL UNITED STATES		271,746
TOTAL ASSET-BACKED SECURITIES (Cost $493,678)		519,265

Bank Loan Obligations - 0.7%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 12.1813% 9/13/2029 (c)(d)(e)(f)	113	113
NETHERLANDS - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0051% 1/3/2028 (c)(d)(e)	5,000	5,014
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6871% 7/21/2030 (c)(d)(e)	876	871
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.3312% 2/7/2028 (c)(d)(e)	20,795	20,837
TOTAL UNITED KINGDOM		21,708
UNITED STATES - 0.6%
Communication Services - 0.0%
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.7717% 5/25/2026 (c)(d)(e)	1,617	1,381
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1871% 9/30/2026 (c)(d)(e)	7,000	6,786
		8,167
Consumer Discretionary - 0.3%
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.256% 3/4/2028 (c)(d)(e)	12,831	10,822
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (c)(e)	3,275	2,947
		13,769
Hotels, Restaurants & Leisure - 0.2%
Bulldog Purchaser Inc Tranche B 2LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.3537% 6/14/2032 (c)(d)(e)	5,000	4,981
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.8653% 9/18/2026 (c)(d)(e)	2,156	2,161
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.8653% 6/1/2028 (c)(d)(e)	5,000	4,848
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8537% 4/1/2029 (c)(d)(e)	2,000	1,964
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (c)(d)(e)	12,927	12,404
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.347% 12/30/2026 (c)(d)(e)	1,000	968
		27,326
Household Durables - 0.1%
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.9235% 9/24/2028 (c)(d)(e)	4,987	4,984
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9226% 6/29/2028 (c)(d)(e)	6,000	5,658
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 10/30/2027 (c)(d)(e)	5,000	4,740
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9226% 10/30/2027 (c)(d)(e)	5,000	4,748
		20,130
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4721% 6/6/2031 (c)(d)(e)	9,861	9,721
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.6886% 9/10/2029 (c)(d)(e)	4,988	4,742
		14,463
TOTAL CONSUMER DISCRETIONARY		75,688

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.1657% 8/2/2028 (c)(d)(e)	4,000	3,922
Financials - 0.0%
Capital Markets - 0.0%
PEX Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 11/19/2031 (c)(d)(e)(g)	5,000	5,019
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.9371% 1/31/2028 (c)(d)(e)	2,000	1,960
TOTAL FINANCIALS		6,979

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.6037% 6/28/2029 (c)(d)(e)	2,666	2,639
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.5726% 9/24/2031 (c)(d)(e)	5,000	4,947
Modivcare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3434% 7/1/2031 (c)(d)(e)	4,988	4,798
		12,384
Health Care Technology - 0.0%
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/27/2031 (c)(d)(e)(g)	5,000	5,005
TOTAL HEALTH CARE		17,389

Industrials - 0.0%
Aerospace & Defense - 0.0%
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (c)(d)(e)(g)	4,615	4,615
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (c)(d)(e)(g)	385	385
		5,000
Commercial Services & Supplies - 0.0%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 2/10/2031 (c)(d)(e)	2,000	1,971
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (c)(d)(e)	6,997	6,956
		8,927
Professional Services - 0.0%
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1871% 6/2/2028 (c)(d)(e)	995	988
TOTAL INDUSTRIALS		14,915

Information Technology - 0.1%
IT Services - 0.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.9175% 2/10/2028 (c)(d)(e)	5,000	4,800
Software - 0.1%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.4226% 12/10/2029 (c)(d)(e)	5,000	4,988
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 12.1813% 9/13/2029 (c)(d)(e)(f)	4,849	4,840
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8867% 10/9/2031 (c)(d)(e)	4,000	4,000
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8867% 10/12/2032 (c)(d)(e)	5,000	4,936
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 6/2/2028 (c)(d)(e)	997	1,000
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.6139% 6/4/2029 (c)(d)(e)	3,000	2,949
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 11/21/2032 (c)(d)(e)(g)	5,000	5,019
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (c)(d)(e)(g)	5,000	4,987
		32,719
TOTAL INFORMATION TECHNOLOGY		37,519

Materials - 0.1%
Chemicals - 0.1%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (c)(d)(e)	992	840
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.4374% 6/12/2028 (c)(d)(e)(h)	311	314
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (c)(d)(e)	291	293
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.6287% 7/3/2028 (c)(d)(e)	2,000	1,968
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1638% 3/15/2029 (c)(d)(e)	6,949	6,991
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 12.1101% 3/15/2030 (c)(d)(e)	1,000	928
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3377% 8/22/2031 (c)(d)(e)	6,000	5,824
Minerals Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 11/21/2031 (c)(d)(e)	5,000	5,006
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 0% 11/22/2031 (c)(d)(e)(g)	5,000	4,944
		27,108
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 9.016% 11/14/2025 (c)(d)(e)	2,000	1,975
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.4371% 3/25/2028 (c)(d)(e)	5,995	5,797
		7,772
TOTAL UNITED STATES		199,459
TOTAL BANK LOAN OBLIGATIONS (Cost $223,901)		226,294

Commercial Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.9216% 2/15/2039 (b)(d)(e)	70,007	69,767
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.8993% 4/15/2037 (b)(d)(e)	86,346	86,346
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(d)(e)	83,931	84,718
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.4473% 10/15/2028 (b)(d)(e)	83,931	84,557
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	100,000	81,269
TOTAL UNITED STATES		406,657
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $403,384)		406,657

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (i)	272	2,901
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (f)	444	5,426
Cano Health LLC warrants (f)(j)	14	55
		5,481
TOTAL UNITED STATES		8,382
TOTAL COMMON STOCKS (Cost $11,325)		8,382

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	8,414	9,351
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rivian Automotive Inc 3.625% 10/15/2030	8,000	6,965
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments Inc 1.25% 6/1/2030 (b)	3,000	3,057
Wolfspeed Inc 1.875% 12/1/2029	9,000	3,888
		6,945
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	3,000	2,606
Redfin Corp 0.5% 4/1/2027	9,000	6,712
		9,318
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027 (b)	3,000	3,373
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 0% 11/15/2025 (b)(k)(l)	1,000	936
NextEra Energy Partners LP 2.5% 6/15/2026 (b)	4,000	3,735
		4,671
TOTAL UTILITIES		8,044

TOTAL UNITED STATES		40,623
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $40,328)		40,623

Foreign Government and Government Agency Obligations - 3.1%
		Principal Amount (a)	Value ($)
BRAZIL - 0.9%
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		200,000	169,166
Brazilian Federative Republic 10% 1/1/2027	BRL	400,000	61,976
Brazilian Federative Republic 10% 1/1/2033	BRL	400,000	55,643
TOTAL BRAZIL			286,785
COLOMBIA - 0.6%
Colombian Republic 8% 11/14/2035		200,000	206,400
DOMINICAN REPUBLIC - 0.7%
Dominican Republic International Bond 4.875% 9/23/2032 (b)		260,000	238,550
GERMANY - 0.0%
German Federal Republic 0% 8/15/2031 (m)	EUR	10,000	9,309
JAPAN - 0.5%
Japan Government 0.1% 12/20/2024	JPY	21,700,000	145,033
MEXICO - 0.4%
United Mexican States 7.75% 11/13/2042	MXN	1,492,000	58,442
United Mexican States 7.75% 5/29/2031	MXN	1,405,000	62,632
TOTAL MEXICO			121,074
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,047,740)			1,007,151

Municipal Securities - 0.6%
	Principal Amount (a)	Value ($)
Illinois - 0.6%
General Obligations - 0.6%
Chicago IL Brd Ed Series 2009G, 1.75% 12/15/2025 (Cost $190,304)	200,000	192,599
TOTAL MUNICIPAL SECURITIES (Cost $190,304)		192,599

Non-Convertible Corporate Bonds - 22.8%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Chemicals - 0.0%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (b)		3,000	2,784
Metals & Mining - 0.1%
Mineral Resources Ltd 8% 11/1/2027 (b)		9,000	9,173
Mineral Resources Ltd 9.25% 10/1/2028 (b)		5,000	5,237
			14,410
TOTAL AUSTRALIA			17,194
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (b)		5,000	4,912
BRAZIL - 0.1%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Yinson Boronia Production BV 8.947% 7/31/2042 (b)		3,000	3,191
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (b)		9,000	8,854
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(e)		5,112	4,969
			13,823
TOTAL BRAZIL			17,014
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (b)		7,000	7,055
CANADA - 0.5%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)		18,000	16,347
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (b)		5,000	5,002
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)		5,000	5,083
			26,432
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (b)		1,000	912
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)		3,000	2,906
			3,818
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Baytex Energy Corp 7.375% 3/15/2032 (b)		5,000	4,982
Parkland Corp 4.5% 10/1/2029 (b)		2,000	1,869
Parkland Corp 4.625% 5/1/2030 (b)		10,000	9,313
Parkland Corp 6.625% 8/15/2032 (b)		5,000	5,031
			21,195
Health Care - 0.0%
Pharmaceuticals - 0.0%
1375209 Bc Ltd 9% 1/30/2028 (b)		7,000	6,996
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 7% 6/1/2032 (b)		5,000	5,102
Bombardier Inc 7.25% 7/1/2031 (b)		5,000	5,165
Bombardier Inc 8.75% 11/15/2030 (b)		5,000	5,412
			15,679
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.25% 8/1/2032 (b)		2,000	2,038
Garda World Security Corp 8.375% 11/15/2032 (b)		5,000	5,130
Wrangler Holdco Corp 6.625% 4/1/2032 (b)		5,000	5,150
			12,318
TOTAL INDUSTRIALS			27,997

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (b)		14,000	12,771
Materials - 0.2%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027		16,000	15,716
Methanex Corp 5.65% 12/1/2044		4,000	3,570
NOVA Chemicals Corp 4.25% 5/15/2029 (b)		10,000	9,266
NOVA Chemicals Corp 5.25% 6/1/2027 (b)		5,000	4,913
NOVA Chemicals Corp 7% 12/1/2031 (b)		5,000	5,110
NOVA Chemicals Corp 8.5% 11/15/2028 (b)		4,000	4,262
NOVA Chemicals Corp 9% 2/15/2030 (b)		5,000	5,410
			48,247
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		3,000	2,957
TOTAL MATERIALS			51,204

TOTAL CANADA			150,413
CHILE - 0.0%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (b)		4,000	3,820
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par 4.05% 4/27/2026 (b)		7,000	6,750
TOTAL CHILE			10,570
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (b)		11,000	5,587
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)		6,000	5,679
			11,266
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (b)		5,000	4,323
TOTAL COLOMBIA			15,589
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (b)		8,000	8,175
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (b)		5,000	4,750
TOTAL FINLAND			12,925
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 7/15/2029 (b)		27,000	20,576
Altice France SA 5.5% 1/15/2028 (b)		9,000	6,980
Iliad Holding SASU 7% 10/15/2028 (b)		1,000	1,016
Iliad Holding SASU 8.5% 4/15/2031 (b)		2,000	2,129
			30,701
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (b)		8,000	8,361
Viridien 8.75% 4/1/2027 (b)		8,000	7,812
			16,173
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 0.5% 1/19/2030 (e)(m)	EUR	100,000	94,732
TOTAL FRANCE			141,606
GERMANY - 0.7%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
ZF Finance GmbH 2% 5/6/2027 (m)	EUR	100,000	99,599
ZF North America Capital Inc 4.75% 4/29/2025 (b)		6,000	5,957
ZF North America Capital Inc 6.75% 4/23/2030 (b)		5,000	4,880
ZF North America Capital Inc 6.875% 4/23/2032 (b)		5,000	4,802
ZF North America Capital Inc 7.125% 4/14/2030 (b)		5,000	4,967
			120,205
Industrials - 0.0%
Machinery - 0.0%
TK Elevator Holdco GmbH 7.625% 7/15/2028 (b)		5,000	5,019
TK Elevator US Newco Inc 5.25% 7/15/2027 (b)		4,000	3,939
			8,958
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc 5.125% 2/1/2029		3,000	2,624
Utilities - 0.3%
Electric Utilities - 0.3%
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (e)(m)	EUR	100,000	96,565
TOTAL GERMANY			228,352
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (b)		3,000	2,849
Kosmos Energy Ltd 7.75% 5/1/2027 (b)		2,000	1,937
Tullow Oil PLC 10.25% 5/15/2026 (b)		5,000	4,488
Tullow Oil PLC 7% 3/1/2025 (b)		4,000	3,812

TOTAL GHANA			13,086
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Azorra Finance Ltd 7.75% 4/15/2030 (b)		5,000	5,023
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)		5,000	5,133

TOTAL GRAND CAYMAN (UK OVERSEAS TER)			10,156
GUATEMALA - 1.0%
Communication Services - 1.0%
Wireless Telecommunication Services - 1.0%
Millicom International Cellular SA 4.5% 4/27/2031 (b)		205,000	181,835
Millicom International Cellular SA 7.375% 4/2/2032 (b)		100,000	101,875

TOTAL GUATEMALA			283,710
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)		4,000	3,777
IRELAND - 0.4%
Financials - 0.4%
Banks - 0.3%
AIB Group PLC 2.875% 5/30/2031 (e)(m)	EUR	100,000	104,716
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (b)		5,000	4,948
GGAM Finance Ltd 6.875% 4/15/2029 (b)		5,000	5,103
GGAM Finance Ltd 7.75% 5/15/2026 (b)		10,000	10,193
GGAM Finance Ltd 8% 2/15/2027 (b)		8,000	8,287
GGAM Finance Ltd 8% 6/15/2028 (b)		2,000	2,113
			30,644
Industrials - 0.0%
Air Freight & Logistics - 0.0%
AerCap Global Aviation Trust 6.5% 6/15/2045 (b)(e)		5,000	4,996
TOTAL IRELAND			140,356
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(m)		1,000	985
Energean Israel Finance Ltd 5.375% 3/30/2028 (b)(m)		4,000	3,716
Energean Israel Finance Ltd 5.875% 3/30/2031 (b)(m)		1,000	890
Energean PLC 6.5% 4/30/2027 (b)		5,000	4,989

TOTAL ISRAEL			10,580
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
UniCredit SpA 5.459% 6/30/2035 (b)(e)		3,000	2,943
UniCredit SpA 5.861% 6/19/2032 (b)(e)		3,000	3,008

TOTAL ITALY			5,951
LUXEMBOURG - 0.7%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (b)		17,000	12,878
Altice France Holding SA 6% 2/15/2028 (b)		4,000	1,061
			13,939
Financials - 0.4%
Financial Services - 0.4%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (m)	EUR	100,000	113,657
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (b)		5,000	4,633
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (b)		2,000	1,759
Containers & Packaging - 0.0%
ARD Finance SA 6.5% 6/30/2027 pay-in-kind (b)(e)		3,000	622
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (m)	EUR	100,000	97,327
TOTAL LUXEMBOURG			231,937
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (b)		3,000	2,999
MEXICO - 1.4%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Petroleos Mexicanos 6.5% 3/13/2027		5,000	4,878
Petroleos Mexicanos 7.69% 1/23/2050		525,000	411,185

TOTAL MEXICO			416,063
NETHERLANDS - 0.4%
Communication Services - 0.0%
Media - 0.0%
Ziggo Bond Co BV 6% 1/15/2027 (b)		5,000	5,000
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sigma Holdco BV 7.875% 5/15/2026 (b)		6,000	5,963
Financials - 0.4%
Banks - 0.4%
ING Groep NV 4.75% 5/23/2034 (e)(m)	EUR	100,000	116,322
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 5.5% 8/15/2026 (b)		6,000	5,988
Trivium Packaging Finance BV 8.5% 8/15/2027 (b)		5,000	5,009
			10,997
TOTAL NETHERLANDS			138,282
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (b)		5,000	4,944
IHS Holding Ltd 6.25% 11/29/2028 (b)		1,000	944

TOTAL NIGERIA			5,888
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)		5,000	5,119
PANAMA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 6.875% 9/15/2027 (b)		16,000	15,872
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)		5,000	4,775
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (b)		4,000	3,283
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (b)		6,000	5,461

TOTAL PUERTO RICO			8,744
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)		9,000	6,548
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (b)		3,000	2,737
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (b)		7,000	6,620
TOTAL SPAIN			9,357
SWITZERLAND - 0.8%
Financials - 0.7%
Capital Markets - 0.4%
UBS Group AG 2.125% 11/15/2029 (e)(m)	GBP	100,000	114,135
Insurance - 0.3%
Argentum Netherlands BV for Zurich Insurance Co Ltd 2.75% 2/19/2049 (e)(m)	EUR	100,000	103,069
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (b)		12,000	10,586
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (b)		5,000	4,916
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (b)		4,000	4,003
			19,505
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (b)		7,000	7,025
Consolidated Energy Finance SA 5.625% 10/15/2028 (b)		1,000	860
			7,885
TOTAL SWITZERLAND			244,594
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)		12,000	12,199
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (b)		3,000	2,956
UNITED KINGDOM - 1.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (b)		2,000	1,845
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (b)		17,000	15,014
TOTAL COMMUNICATION SERVICES			16,859

Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (b)		5,000	5,191
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)		6,000	6,331
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (b)		5,000	5,254
			16,776
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (b)		7,000	6,773
Hotels, Restaurants & Leisure - 0.0%
Merlin Entertainments Group US Holdings Inc 7.375% 2/15/2031 (b)		2,000	1,957
TOTAL CONSUMER DISCRETIONARY			25,506

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
eG Global Finance PLC 12% 11/30/2028 (b)		7,000	7,847
Harbour Energy PLC 5.5% 10/15/2026 (b)		2,000	1,991
			9,838
Financials - 0.4%
Banks - 0.4%
HSBC Holdings PLC 3% 7/22/2028 (e)	GBP	100,000	120,716
Industrials - 0.8%
Ground Transportation - 0.4%
Mobico Group PLC 3.625% 11/20/2028 (m)(n)	GBP	100,000	116,502
Transportation Infrastructure - 0.4%
Heathrow Funding Ltd 6% 3/5/2032 (m)	GBP	100,000	127,333
TOTAL INDUSTRIALS			243,835

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (b)		2,000	2,127
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)		5,000	5,006
Water Utilities - 0.1%
Anglian Water Services Financing PLC 6.293% 7/30/2030 (m)	GBP	25,000	32,494
TOTAL UTILITIES			37,500

TOTAL UNITED KINGDOM			456,381
UNITED STATES - 14.7%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.1%
Consolidated Communications Inc 5% 10/1/2028 (b)		2,000	1,878
Frontier Communications Holdings LLC 5.875% 11/1/2029		5,000	5,008
Frontier Communications Holdings LLC 6% 1/15/2030 (b)		3,000	3,014
Level 3 Financing Inc 10% 10/15/2032 (b)		1,000	998
Level 3 Financing Inc 10.5% 5/15/2030 (b)		11,000	12,072
Level 3 Financing Inc 11% 11/15/2029 (b)		358	406
Level 3 Financing Inc 3.625% 1/15/2029 (b)		4,000	3,190
Level 3 Financing Inc 3.75% 7/15/2029 (b)		1,000	782
Level 3 Financing Inc 3.875% 10/15/2030 (b)		6,000	4,785
Level 3 Financing Inc 4% 4/15/2031 (b)		3,000	2,378
Level 3 Financing Inc 4.25% 7/1/2028 (b)		2,000	1,770
Level 3 Financing Inc 4.5% 4/1/2030 (b)		1,000	836
Level 3 Financing Inc 4.625% 9/15/2027 (b)		1,000	920
Level 3 Financing Inc 4.875% 6/15/2029 (b)		1,000	874
Lumen Technologies Inc 4.5% 1/15/2029 (b)		1,000	839
Zayo Group Holdings Inc 4% 3/1/2027 (b)(o)		6,000	5,658
			45,408
Media - 1.9%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (b)		10,000	9,580
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (b)		12,000	10,920
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (b)(o)		30,000	26,996
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		440,000	291,653
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (b)		8,000	7,808
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (b)		8,000	7,081
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (b)		5,000	5,176
CSC Holdings LLC 3.375% 2/15/2031 (b)		12,000	8,702
CSC Holdings LLC 4.625% 12/1/2030 (b)		17,000	9,497
CSC Holdings LLC 5.5% 4/15/2027 (b)		16,000	14,466
DISH DBS Corp 5.125% 6/1/2029		5,000	3,311
DISH DBS Corp 7.375% 7/1/2028		3,000	2,269
EchoStar Corp 10.75% 11/30/2029		30,897	33,424
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)		8,783	7,931
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (b)		5,000	5,288
Sirius XM Radio Inc 4.125% 7/1/2030 (b)		90,000	81,202
Univision Communications Inc 4.5% 5/1/2029 (b)		12,000	10,771
Univision Communications Inc 8% 8/15/2028 (b)		6,000	6,123
Univision Communications Inc 8.5% 7/31/2031 (b)		7,000	6,944
Warnermedia Holdings Inc 5.141% 3/15/2052		50,000	40,193
			589,335
TOTAL COMMUNICATION SERVICES			634,743

Consumer Discretionary - 1.2%
Automobile Components - 0.0%
Patrick Industries Inc 6.375% 11/1/2032 (b)		5,000	4,947
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(d)(e)		6,000	6,014
Broadline Retail - 0.0%
Kohl's Corp 4.25% 7/17/2025		3,000	2,959
Match Group Holdings II LLC 3.625% 10/1/2031 (b)(o)		3,000	2,602
Wayfair LLC 7.25% 10/31/2029 (b)(o)		5,000	5,067
			10,628
Distributors - 0.0%
Gates Corp/DE 6.875% 7/1/2029 (b)		2,000	2,052
Windsor Holdings III LLC 8.5% 6/15/2030 (b)		4,000	4,250
			6,302
Diversified Consumer Services - 0.2%
Service Corp International/US 5.125% 6/1/2029		6,000	5,904
Service Corp International/US 5.75% 10/15/2032		5,000	4,981
Sotheby's 7.375% 10/15/2027 (b)		10,000	9,888
StoneMor Inc 8.5% 5/15/2029 (b)		2,000	1,801
TKC Holdings Inc 10.5% 5/15/2029 (b)		7,000	7,157
TKC Holdings Inc 6.875% 5/15/2028 (b)		5,000	4,998
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)		10,000	9,988
			44,717
Hotels, Restaurants & Leisure - 0.6%
Caesars Entertainment Inc 6% 10/15/2032 (b)		5,000	4,914
Caesars Entertainment Inc 8.125% 7/1/2027 (b)		6,000	6,114
Carnival Corp 10.5% 6/1/2030 (b)		32,000	34,324
ClubCorp Holdings Inc 8.5% 9/15/2025 (b)		6,000	5,910
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 4.625% 1/15/2029 (b)		2,000	1,879
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 6.75% 1/15/2030 (b)		11,000	10,305
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (b)		4,000	3,527
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (b)		5,000	5,007
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (b)		5,000	5,044
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (b)		5,000	5,050
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 6.625% 1/15/2032 (b)		5,000	5,060
Life Time Inc 6% 11/15/2031 (b)		10,000	10,003
Life Time Inc 8% 4/15/2026 (b)		3,000	3,012
Lindblad Expeditions LLC 6.75% 2/15/2027 (b)		1,000	1,003
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (b)		6,000	5,399
MGM Resorts International 6.5% 4/15/2032		5,000	5,050
Mohegan Tribal Gaming Authority 8% 2/1/2026 (b)		6,000	5,963
NCL Corp Ltd 3.625% 12/15/2024 (b)		3,000	2,994
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)		5,000	5,009
Royal Caribbean Cruises Ltd 6% 2/1/2033 (b)		5,000	5,063
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		2,000	2,043
Station Casinos LLC 4.5% 2/15/2028 (b)		4,000	3,821
Station Casinos LLC 6.625% 3/15/2032 (b)		5,000	5,013
Viking Cruises Ltd 9.125% 7/15/2031 (b)		5,000	5,413
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (b)		16,000	15,905
Yum! Brands Inc 4.625% 1/31/2032		5,000	4,702
			167,527
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (b)		3,000	2,782
Beazer Homes USA Inc 7.5% 3/15/2031 (b)		5,000	5,101
Landsea Homes Corp 8.875% 4/1/2029 (b)		2,000	2,051
LGI Homes Inc 4% 7/15/2029 (b)		2,000	1,810
LGI Homes Inc 7% 11/15/2032 (b)		5,000	5,045
LGI Homes Inc 8.75% 12/15/2028 (b)		4,000	4,244
Newell Brands Inc 6.375% 5/15/2030		5,000	5,093
Newell Brands Inc 6.625% 5/15/2032		5,000	5,088
Newell Brands Inc 6.875% 4/1/2036 (n)		5,000	5,083
TopBuild Corp 4.125% 2/15/2032 (b)		2,000	1,797
			38,094
Specialty Retail - 0.3%
Bath & Body Works Inc 6.625% 10/1/2030 (b)		5,000	5,120
Carvana Co 12% 12/1/2028 pay-in-kind (b)(e)		1,117	1,190
Carvana Co 14% 6/1/2031 pay-in-kind (b)(e)		17,072	20,426
Carvana Co 4.875% 9/1/2029 (b)		1,000	830
Carvana Co 5.625% 10/1/2025 (b)		9,000	8,911
Champions Financing Inc 8.75% 2/15/2029 (b)		7,000	7,040
Hudson Automotive Group 8% 5/15/2032 (b)		5,000	5,246
LBM Acquisition LLC 6.25% 1/15/2029 (b)		7,000	6,549
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (o)		5,000	5,106
Staples Inc 10.75% 9/1/2029 (b)		5,000	4,929
Staples Inc 12.75% 1/15/2030 (b)		6,150	5,076
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)		5,000	5,175
			75,598
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (b)		2,000	1,755
Levi Strauss & Co 3.5% 3/1/2031 (b)		2,000	1,775
Tapestry Inc 3.05% 3/15/2032		10,000	8,639
Wolverine World Wide Inc 4% 8/15/2029 (b)		4,000	3,521
			15,690
TOTAL CONSUMER DISCRETIONARY			369,517

Consumer Staples - 0.4%
Beverages - 0.0%
Triton Water Holdings 6.25% 4/1/2029 (b)		7,000	6,963
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)		17,000	15,710
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		3,000	2,889
C&S Group Enterprises LLC 5% 12/15/2028 (b)		7,000	5,749
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		8,000	8,375
Performance Food Group Inc 5.5% 10/15/2027 (b)		6,000	5,967
Performance Food Group Inc 6.125% 9/15/2032 (b)		5,000	5,044
United Natural Foods Inc 6.75% 10/15/2028 (b)		2,000	1,968
US Foods Inc 5.75% 4/15/2033 (b)		5,000	4,937
US Foods Inc 6.875% 9/15/2028 (b)		5,000	5,166
Walgreens Boots Alliance Inc 8.125% 8/15/2029 (o)		5,000	5,035
			60,840
Food Products - 0.2%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (b)(e)		3,000	3,168
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)		5,000	5,244
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)		5,000	5,275
Lamb Weston Holdings Inc 4.375% 1/31/2032 (b)		5,000	4,578
Post Holdings Inc 4.625% 4/15/2030 (b)		17,000	15,940
Post Holdings Inc 6.25% 10/15/2034 (b)		5,000	4,941
Post Holdings Inc 6.25% 2/15/2032 (b)		5,000	5,052
Post Holdings Inc 6.375% 3/1/2033 (b)		5,000	4,981
			49,179
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (b)		3,000	3,047
TOTAL CONSUMER STAPLES			120,029

Energy - 2.4%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (b)		4,000	4,055
Nabors Industries Inc 8.875% 8/15/2031 (b)		5,000	4,831
Nabors Industries Inc 9.125% 1/31/2030 (b)		5,000	5,198
Star Holding LLC 8.75% 8/1/2031 (b)		2,000	1,967
Transocean Inc 8% 2/1/2027 (b)		9,000	8,996
Transocean Inc 8.25% 5/15/2029 (b)		5,000	5,046
Transocean Inc 8.5% 5/15/2031 (b)		5,000	5,071
Transocean Poseidon Ltd 6.875% 2/1/2027 (b)		1,200	1,205
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		2,000	2,012
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (b)		5,000	5,123
Valaris Ltd 8.375% 4/30/2030 (b)		5,000	5,092
			48,596
Oil, Gas & Consumable Fuels - 2.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (b)		4,000	3,915
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (b)		5,000	5,146
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (b)		1,000	1,037
California Resources Corp 8.25% 6/15/2029 (b)		11,000	11,289
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (b)		1,000	1,023
Cheniere Energy Partners LP 5.75% 8/15/2034 (b)		5,000	5,104
CITGO Petroleum Corp 6.375% 6/15/2026 (b)		6,000	6,030
CITGO Petroleum Corp 8.375% 1/15/2029 (b)		5,000	5,200
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		12,000	11,176
CNX Resources Corp 7.25% 3/1/2032 (b)		5,000	5,190
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)		2,000	2,082
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)		6,000	6,324
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)		2,000	2,157
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)		2,000	2,212
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)		2,000	2,246
Comstock Resources Inc 5.875% 1/15/2030 (b)		1,000	943
Comstock Resources Inc 6.75% 3/1/2029 (b)(o)		12,000	11,832
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)		10,000	10,578
CVR Energy Inc 5.75% 2/15/2028 (b)		11,000	10,409
CVR Energy Inc 8.5% 1/15/2029 (b)		3,000	2,948
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (b)		9,000	9,048
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)		11,000	11,469
DT Midstream Inc 5.8% 12/15/2034 (b)(p)		2,000	2,035
EQM Midstream Partners LP 6.5% 7/1/2027 (b)		5,000	5,123
Expand Energy Corp 4.75% 2/1/2032		5,000	4,758
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		18,000	18,054
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)		5,000	5,248
Harvest Midstream I LP 7.5% 5/15/2032 (b)		5,000	5,138
Harvest Midstream I LP 7.5% 9/1/2028 (b)		10,000	10,230
Hess Midstream Operations LP 4.25% 2/15/2030 (b)		17,000	15,985
Hess Midstream Operations LP 6.5% 6/1/2029 (b)		5,000	5,113
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (b)		5,000	5,153
Kinder Morgan Inc 3.6% 2/15/2051		200,000	143,471
Kinetik Holdings LP 5.875% 6/15/2030 (b)		5,000	4,990
Kinetik Holdings LP 6.625% 12/15/2028 (b)		5,000	5,119
Matador Resources Co 6.25% 4/15/2033 (b)		5,000	4,931
Matador Resources Co 6.5% 4/15/2032 (b)		5,000	5,012
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)		6,000	5,898
MPLX LP 5% 3/1/2033		50,000	49,110
MPLX LP 5.65% 3/1/2053		50,000	49,090
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)		5,000	5,260
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028 (o)		3,000	2,968
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)		7,000	7,185
Permian Resources Operating LLC 5.875% 7/1/2029 (b)		1,000	995
Permian Resources Operating LLC 6.25% 2/1/2033 (b)		5,000	5,037
Permian Resources Operating LLC 7% 1/15/2032 (b)		5,000	5,148
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (b)		2,000	2,088
SM Energy Co 6.75% 8/1/2029 (b)		5,000	5,036
SM Energy Co 7% 8/1/2032 (b)		5,000	5,025
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		17,000	16,218
Sunoco LP 7% 5/1/2029 (b)		5,000	5,174
Sunoco LP 7.25% 5/1/2032 (b)(o)		5,000	5,232
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (b)		10,000	9,465
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		20,000	18,930
Talos Production Inc 9% 2/1/2029 (b)(o)		3,000	3,139
Targa Resources Corp 4.2% 2/1/2033		160,000	149,153
TransMontaigne Partners LP / TLP Finance Corp 6.125% 2/15/2026		9,000	8,933
			726,802
TOTAL ENERGY			775,398

Financials - 2.1%
Banks - 0.3%
Bank of America Corp 2.299% 7/21/2032 (e)		90,000	76,424
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (b)		4,000	3,866
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (b)		5,000	5,213
Western Alliance Bancorp 3% 6/15/2031 (e)		10,000	9,453
			94,956
Capital Markets - 0.1%
AssuredPartners Inc 7.5% 2/15/2032 (b)		5,000	5,086
Coinbase Global Inc 3.625% 10/1/2031 (b)		5,000	4,340
Hightower Holding LLC 6.75% 4/15/2029 (b)		2,000	2,000
Hightower Holding LLC 9.125% 1/31/2030 (b)		5,000	5,290
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (b)		2,000	1,904
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (b)		1,000	1,004
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (b)		5,000	5,203
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (b)		1,000	935
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (b)		5,000	5,157
			30,919
Consumer Finance - 1.1%
Ally Financial Inc 5.75% 11/20/2025		3,000	3,013
Ally Financial Inc 6.7% 2/14/2033 (o)		2,000	2,062
Capital One Financial Corp 5.468% 2/1/2029 (e)		9,000	9,105
Capital One Financial Corp 5.817% 2/1/2034 (e)		15,000	15,426
Capital One Financial Corp 7.624% 10/30/2031 (e)		11,000	12,298
Encore Capital Group Inc 8.5% 5/15/2030 (b)		11,000	11,645
Encore Capital Group Inc 9.25% 4/1/2029 (b)		3,000	3,223
Ford Motor Credit Co LLC 3.375% 11/13/2025		200,000	196,580
Ford Motor Credit Co LLC 5.8% 3/8/2029		50,000	50,494
Navient Corp 4.875% 3/15/2028		1,000	959
Navient Corp 5% 3/15/2027		1,000	987
Navient Corp 5.625% 8/1/2033		1,000	893
OneMain Finance Corp 3.5% 1/15/2027		4,000	3,843
OneMain Finance Corp 6.625% 5/15/2029		5,000	5,101
OneMain Finance Corp 7.125% 11/15/2031		10,000	10,301
OneMain Finance Corp 7.5% 5/15/2031		5,000	5,206
PRA Group Inc 8.875% 1/31/2030 (b)		11,000	11,562
SLM Corp 4.2% 10/29/2025		3,000	2,957
			345,655
Financial Services - 0.4%
Block Inc 3.5% 6/1/2031		10,000	8,984
Block Inc 6.5% 5/15/2032 (b)		10,000	10,260
Boost Newco Borrower LLC 7.5% 1/15/2031 (b)		5,000	5,281
GN Bondco LLC 9.5% 10/15/2031 (b)		3,000	3,192
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)		2,000	2,051
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		16,000	15,381
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		5,000	4,963
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		5,000	5,134
NCR Atleos Corp 9.5% 4/1/2029 (b)		3,000	3,282
NFE Financing LLC 12% 11/15/2029 (b)		42,477	42,583
PHH Escrow Issuer LLC 9.875% 11/1/2029 (b)		5,000	4,840
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)		5,000	5,171
Windstream Services LLC / Windstream Escrow Finance Corp 7.75% 8/15/2028 (b)		5,000	5,039
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)		5,000	5,221
			121,382
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)		5,000	5,094
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)		5,000	5,137
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (b)		5,000	5,204
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (b)		6,000	5,717
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (b)		5,000	5,000
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (b)		12,000	11,956
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (b)		5,000	5,030
AmWINS Group Inc 6.375% 2/15/2029 (b)		5,000	5,048
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)		5,000	5,056
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)		5,000	5,122
			58,364
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 6.25% 10/15/2025 (b)		1,000	1,000
Rithm Capital Corp 8% 4/1/2029 (b)		5,000	5,012
Starwood Property Trust Inc 3.625% 7/15/2026 (b)		1,000	965
Starwood Property Trust Inc 3.75% 12/31/2024 (b)		6,000	5,996
Starwood Property Trust Inc 4.75% 3/15/2025		1,000	1,000
Starwood Property Trust Inc 6% 4/15/2030 (b)		5,000	4,936
Starwood Property Trust Inc 7.25% 4/1/2029 (b)		10,000	10,297
			29,206
TOTAL FINANCIALS			680,482

Health Care - 1.8%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (b)		3,000	2,415
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (b)		7,000	6,471
Avantor Funding Inc 4.625% 7/15/2028 (b)		2,000	1,932
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)		15,000	15,279
Sotera Health Holdings LLC 7.375% 6/1/2031 (b)		3,000	3,049
			26,731
Health Care Providers & Services - 1.6%
Akumin Inc 8% 8/1/2028 (b)		2,000	1,660
Centene Corp 2.625% 8/1/2031		50,000	41,788
Centene Corp 4.625% 12/15/2029		80,000	76,702
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)		46,000	37,348
CHS/Community Health Systems Inc 6.125% 4/1/2030 (b)		10,000	7,402
DaVita Inc 4.625% 6/1/2030 (b)		18,000	16,861
DaVita Inc 6.875% 9/1/2032 (b)		5,000	5,164
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		5,000	5,108
LifePoint Health Inc 10% 6/1/2032 (b)		4,000	4,186
Modivcare Inc 5% 10/1/2029 (b)		2,000	1,370
Molina Healthcare Inc 6.25% 1/15/2033 (b)		10,000	10,085
Pediatrix Medical Group Inc 5.375% 2/15/2030 (b)		6,000	5,802
Prime Healthcare Foundation Inc 7% 12/1/2027		150,000	153,528
Prime Healthcare Services Inc 9.375% 9/1/2029 (b)		5,000	5,078
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (b)(e)		7,397	7,360
Select Medical Corp 6.25% 12/1/2032 (b)(p)		5,000	5,010
Surgery Center Holdings Inc 7.25% 4/15/2032 (b)		2,000	2,056
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		108,000	106,107
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)		6,000	6,228
			498,843
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (b)		1,000	987
Pharmaceuticals - 0.2%
Bausch Health Americas Inc 9.25% 4/1/2026 (b)		4,000	3,870
Bausch Health Cos Inc 11% 9/30/2028 (b)		4,000	3,920
Bausch Health Cos Inc 4.875% 6/1/2028 (b)		5,000	4,138
Bausch Health Cos Inc 5.25% 1/30/2030 (b)		4,000	2,240
Bausch Health Cos Inc 5.5% 11/1/2025 (b)		16,000	15,649
Bausch Health Cos Inc 9% 12/15/2025 (b)		8,000	7,840
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)		7,000	6,634
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)(o)		5,000	4,577
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (b)		4,000	4,030
			52,898
TOTAL HEALTH CARE			581,874

Industrials - 1.6%
Aerospace & Defense - 0.7%
Boeing Co 6.259% 5/1/2027 (b)		2,000	2,049
Boeing Co 6.298% 5/1/2029 (b)		3,000	3,125
Boeing Co 6.388% 5/1/2031 (b)		2,000	2,107
Boeing Co 6.528% 5/1/2034 (b)		3,000	3,190
Boeing Co 6.858% 5/1/2054 (b)		154,000	167,248
Boeing Co 7.008% 5/1/2064 (b)		4,000	4,356
Spirit AeroSystems Inc 9.75% 11/15/2030 (b)		5,000	5,555
TransDigm Inc 6% 1/15/2033 (b)		10,000	9,999
TransDigm Inc 6.375% 3/1/2029 (b)		5,000	5,081
TransDigm Inc 7.125% 12/1/2031 (b)		15,000	15,592
			218,302
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (b)		11,000	11,144
Building Products - 0.1%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (b)		11,000	11,089
Builders FirstSource Inc 6.375% 3/1/2034 (b)		5,000	5,096
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (b)		12,000	12,133
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (b)		5,000	5,128
Masterbrand Inc 7% 7/15/2032 (b)		2,000	2,051
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)(o)		2,000	2,035
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (b)		5,000	4,763
			42,295
Commercial Services & Supplies - 0.4%
ADT Security Corp/The 4.125% 8/1/2029 (b)		17,000	15,927
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (b)		13,000	13,116
Allied Universal Holdco LLC 7.875% 2/15/2031 (b)		9,000	9,216
Artera Services LLC 8.5% 2/15/2031 (b)		20,000	19,873
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		10,000	10,609
Clean Harbors Inc 6.375% 2/1/2031 (b)		2,000	2,035
CoreCivic Inc 4.75% 10/15/2027		10,000	9,702
CoreCivic Inc 8.25% 4/15/2029		5,000	5,310
GEO Group Inc/The 10.25% 4/15/2031		9,000	9,852
GEO Group Inc/The 8.625% 4/15/2029		5,000	5,289
GFL Environmental Inc 3.5% 9/1/2028 (b)		2,000	1,889
GFL Environmental Inc 6.75% 1/15/2031 (b)		5,000	5,185
Reworld Holding Corp 4.875% 12/1/2029 (b)		7,000	6,607
Williams Scotsman Inc 6.625% 6/15/2029 (b)		5,000	5,086
			119,696
Construction & Engineering - 0.1%
Pike Corp 5.5% 9/1/2028 (b)		7,000	6,850
Pike Corp 8.625% 1/31/2031 (b)		5,000	5,349
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (b)		7,000	7,158
			19,357
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (b)		5,000	4,663
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (b)		5,000	5,201
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)		10,000	10,055
XPO Inc 6.25% 6/1/2028 (b)		5,000	5,073
			20,329
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (b)		1,000	999
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (b)		5,000	5,179
			6,178
Machinery - 0.0%
Mueller Water Products Inc 4% 6/15/2029 (b)		2,000	1,866
Passenger Airlines - 0.1%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (b)(o)		5,000	5,121
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (b)		5,000	5,283
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (b)		5,000	5,260
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (b)		2,000	1,555
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (b)		4,000	3,110
			20,329
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (b)		5,000	5,136
TriNet Group Inc 7.125% 8/15/2031 (b)		5,000	5,142
			10,278
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (b)		5,000	5,124
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (b)		5,000	5,164
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (b)		5,000	5,310
Foundation Building Materials Inc 6% 3/1/2029 (b)		2,000	1,788
United Rentals North America Inc 6.125% 3/15/2034 (b)		5,000	5,075
			22,461
TOTAL INDUSTRIALS			496,898

Information Technology - 0.5%
Communications Equipment - 0.1%
CommScope LLC 4.75% 9/1/2029 (b)		14,000	11,585
Viasat Inc 5.625% 9/15/2025 (b)		8,000	7,946
Viasat Inc 7.5% 5/30/2031 (b)		3,000	2,034
			21,565
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (b)		5,000	4,823
Insight Enterprises Inc 6.625% 5/15/2032 (b)		5,000	5,115
Lightning Power LLC 7.25% 8/15/2032 (b)		5,000	5,212
TTM Technologies Inc 4% 3/1/2029 (b)		4,000	3,739
			18,889
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)		4,000	3,635
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (b)		3,000	2,923
Ahead DB Holdings LLC 6.625% 5/1/2028 (b)		3,000	2,973
ASGN Inc 4.625% 5/15/2028 (b)		11,000	10,532
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (b)		5,000	5,050
			25,113
Semiconductors & Semiconductor Equipment - 0.1%
Entegris Inc 4.375% 4/15/2028 (b)		17,000	16,290
Wolfspeed Inc 4.2917% 6/23/2030 pay-in-kind (b)(e)(f)(h)		5,000	4,813
			21,103
Software - 0.1%
Cloud Software Group Inc 6.5% 3/31/2029 (b)		8,000	7,859
Cloud Software Group Inc 8.25% 6/30/2032 (b)		5,000	5,209
Cloud Software Group Inc 9% 9/30/2029 (b)		17,000	17,211
Elastic NV 4.125% 7/15/2029 (b)		3,000	2,805
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (b)		3,000	3,064
McAfee Corp 7.375% 2/15/2030 (b)		3,000	2,917
UKG Inc 6.875% 2/1/2031 (b)		5,000	5,139
			44,204
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 5.75% 12/1/2034		5,000	4,968
Seagate HDD Cayman 8.25% 12/15/2029		5,000	5,364
Western Digital Corp 2.85% 2/1/2029		6,000	5,372
Western Digital Corp 3.1% 2/1/2032		2,000	1,690
Western Digital Corp 4.75% 2/15/2026		1,000	991
			18,385
TOTAL INFORMATION TECHNOLOGY			149,259

Materials - 0.7%
Chemicals - 0.3%
Chemours Co/The 5.375% 5/15/2027		1,000	983
Chemours Co/The 5.75% 11/15/2028 (b)		19,000	17,980
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (b)		4,000	3,894
GPD Cos Inc 10.125% 4/1/2026 (b)		2,000	1,926
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (b)(e)		7,940	6,689
LSB Industries Inc 6.25% 10/15/2028 (b)		3,000	2,916
Mativ Holdings Inc 8% 10/1/2029 (b)		3,000	3,025
Methanex US Operations Inc 6.25% 3/15/2032 (b)		5,000	4,989
Olin Corp 5% 2/1/2030		16,000	15,369
Olympus Water US Holding Corp 6.25% 10/1/2029 (b)		5,000	4,791
Scih Salt Hldgs Inc 4.875% 5/1/2028 (b)		2,000	1,908
Scih Salt Hldgs Inc 6.625% 5/1/2029 (b)		6,000	5,841
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (b)		5,000	4,951
Tronox Inc 4.625% 3/15/2029 (b)(o)		10,000	9,212
WR Grace Holdings LLC 4.875% 6/15/2027 (b)		8,000	7,862
WR Grace Holdings LLC 7.375% 3/1/2031 (b)		1,000	1,036
			93,372
Construction Materials - 0.1%
Eco Material Technologies Inc 7.875% 1/31/2027 (b)		11,000	11,130
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)		5,000	5,320
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (b)		5,000	5,337
			21,787
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		7,000	6,081
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)		2,000	1,992
Berry Global Inc 4.5% 2/15/2026 (b)		5,000	4,967
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (b)		5,000	5,025
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (b)		5,000	5,051
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)		6,000	6,021
Graham Packaging Co Inc 7.125% 8/15/2028 (b)		2,000	1,977
Graphic Packaging International LLC 6.375% 7/15/2032 (b)		5,000	5,093
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (b)		5,000	5,118
Sealed Air Corp 6.5% 7/15/2032 (b)(o)		5,000	5,091
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (b)		5,000	5,204
			51,620
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)		9,000	9,416
ATI Inc 7.25% 8/15/2030 (o)		5,000	5,227
Cleveland-Cliffs Inc 6.875% 11/1/2029 (b)		5,000	5,035
Cleveland-Cliffs Inc 7% 3/15/2032 (b)		10,000	10,051
Cleveland-Cliffs Inc 7.375% 5/1/2033 (b)		5,000	5,093
Kaiser Aluminum Corp 4.5% 6/1/2031 (b)		5,000	4,515
Novelis Corp 3.875% 8/15/2031 (b)		3,000	2,636
Vibrantz Technologies Inc 9% 2/15/2030 (b)		5,000	4,731
			46,704
TOTAL MATERIALS			213,483

Real Estate - 0.7%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.25% 6/1/2025		2,000	1,998
Piedmont Operating Partnership LP 6.875% 7/15/2029		55,000	56,719
Piedmont Operating Partnership LP 9.25% 7/20/2028		15,000	16,557
Safehold GL Holdings LLC 2.8% 6/15/2031		7,000	6,036
Safehold GL Holdings LLC 2.85% 1/15/2032		4,000	3,417
Safehold GL Holdings LLC 5.65% 1/15/2035		2,000	2,004
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)		21,000	18,104
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)		10,000	10,624
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (b)		3,000	2,807
			118,266
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		42,000	27,410
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026		8,000	7,252
Omega Healthcare Investors Inc 3.25% 4/15/2033		8,000	6,873
			41,535
Office REITs - 0.1%
Highwoods Realty LP 7.65% 2/1/2034		31,000	35,117
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (b)		2,000	1,616
Brandywine Operating Partnership LP 8.875% 4/12/2029		7,000	7,560
Howard Hughes Corp/The 4.375% 2/1/2031 (b)		1,000	906
Kennedy-Wilson Inc 4.75% 2/1/2030		5,000	4,535
Taylor Morrison Communities Inc 5.125% 8/1/2030 (b)		2,000	1,952
			16,569
Specialized REITs - 0.0%
American Tower Corp 5% 1/31/2030		2,000	2,012
Iron Mountain Inc 4.875% 9/15/2027 (b)		5,000	4,924
			6,936
TOTAL REAL ESTATE			218,423

Utilities - 1.3%
Electric Utilities - 1.3%
DPL Inc 4.125% 7/1/2025		4,000	3,977
DPL Inc 4.35% 4/15/2029		360,000	338,663
Nextera Energy Operating Partners LP 4.5% 9/15/2027 (b)(o)		2,000	1,901
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (b)(o)		5,000	5,117
NRG Energy Inc 5.25% 6/15/2029 (b)		7,000	6,865
NRG Energy Inc 6% 2/1/2033 (b)		5,000	4,972
NRG Energy Inc 6.25% 11/1/2034 (b)		5,000	4,999
PG&E Corp 5% 7/1/2028		8,000	7,854
PG&E Corp 7.375% 3/15/2055 (e)		8,000	8,268
Vistra Operations Co LLC 5% 7/31/2027 (b)		16,000	15,851
Vistra Operations Co LLC 6.875% 4/15/2032 (b)		5,000	5,187
Vistra Operations Co LLC 7.75% 10/15/2031 (b)		5,000	5,310
			408,964
Independent Power and Renewable Electricity Producers - 0.0%
Alpha Generation LLC 6.75% 10/15/2032 (b)		3,000	3,039
Calpine Corp 4.625% 2/1/2029 (b)		2,000	1,907
Calpine Corp 5.125% 3/15/2028 (b)		3,000	2,930
Sunnova Energy Corp 5.875% 9/1/2026 (b)		7,000	6,036
			13,912
TOTAL UTILITIES			422,876

TOTAL UNITED STATES			4,662,982
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 6.875% 10/15/2027 (b)		17,000	16,922
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $7,135,740)			7,314,864

Preferred Securities - 2.5%
	Principal Amount (a)	Value ($)
CANADA - 2.3%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Enbridge Inc 5.75% 7/15/2080 (e)	250,000	248,333
Financials - 1.5%
Banks - 1.5%
Bank of Nova Scotia/The 4.9% (e)(q)	150,000	150,232
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 7.5655% (d)(e)(q)	325,000	326,859
		477,091
TOTAL CANADA		725,424
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 6.125% (e)(q)	5,000	4,997
Energy Transfer LP 6.625% (e)(q)	2,000	2,011
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.8951% (d)(e)(q)	9,000	9,015
		16,023
Financials - 0.1%
Banks - 0.1%
Citigroup Inc 6.75% (e)(q)	5,000	4,983
Citigroup Inc 7.125% (e)(q)	5,000	5,160
JPMorgan Chase & Co 4.6% (e)(q)	5,000	5,050
M&T Bank Corp 3.5% (e)(q)	2,000	1,882
M&T Bank Corp 5.125% (e)(q)	1,000	993
		18,068
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (e)(q)	2,000	2,025
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (e)(q)	3,000	2,614
Ally Financial Inc 4.7% (e)(q)	12,000	11,334
Discover Financial Services 5.5% (e)(q)	2,000	1,959
		15,907
Insurance - 0.0%
Alliant Holdings LP 10.5% (e)(f)(q)	2,000	1,995
TOTAL FINANCIALS		37,995

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp 4.125% (e)(q)	6,000	5,706
Air Lease Corp 6% (e)(q)	5,000	5,003
Aircastle Ltd 5.25% (b)(e)(q)	7,000	6,946
		17,655
TOTAL UNITED STATES		71,673
TOTAL PREFERRED SECURITIES (Cost $766,029)		797,097

U.S. Treasury Obligations - 59.9%
	Yield (%) (r)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.81	1,574,000	1,371,716
US Treasury Bonds 4.125% 8/15/2053	4.36 to 4.80	370,000	352,989
US Treasury Bonds 4.25% 8/15/2054	4.34 to 4.64	660,000	645,459
US Treasury Bonds 4.375% 2/15/2038	3.61	70,000	70,941
US Treasury Notes 3.5% 1/31/2030	3.85	560,000	544,272
US Treasury Notes 3.5% 2/15/2033	3.57	200,000	190,719
US Treasury Notes 3.625% 3/31/2030	3.30 to 3.46	590,000	576,425
US Treasury Notes 3.75% 5/31/2030	3.74 to 4.35	11,000	10,803
US Treasury Notes 4% 1/31/2031	4.28	100,000	99,309
US Treasury Notes 4% 2/15/2034	3.83 to 4.57	63,000	62,050
US Treasury Notes 4.125% 11/15/2032	3.45 to 3.95	2,010,000	2,007,173
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.90	1,990,000	1,988,781
US Treasury Notes 4.375% 5/15/2034	3.74 to 4.32	10,712,000	10,857,616
US Treasury Notes 4.5% 11/15/2033	4.29	220,000	225,045
US Treasury Notes 4.625% 4/30/2029	4.72	30,000	30,620
US Treasury Notes 4.875% 10/31/2028 (s)	4.52 to 4.65	115,000	118,100
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,683,408)			19,152,018

Money Market Funds - 6.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (t)	4.64	2,133,651	2,134,078
Fidelity Securities Lending Cash Central Fund (t)(u)	4.64	74,580	74,587
TOTAL MONEY MARKET FUNDS (Cost $2,208,665)			2,208,665

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $32,204,502)	31,873,615
NET OTHER ASSETS (LIABILITIES) - 0.5%	152,714
NET ASSETS - 100.0%	32,026,329

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Mar 2025	206,109	592	592
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Mar 2025	215,203	1,763	1,763
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	Mar 2025	119,500	3,205	3,205
Eurex Euro-Schatz Contracts (Germany)	1	Dec 2024	113,146	587	587
TME 10 Year Canadian Note Contracts (Canada)	1	Mar 2025	87,983	1,969	1,969

TOTAL PURCHASED					8,116

Sold

Interest Rate Contracts
ICE Long Gilt Contracts (United Kingdom)	1	Mar 2025	122,015	(1,801)	(1,801)

TOTAL FUTURES CONTRACTS					6,315
The notional amount of futures purchased as a percentage of Net Assets is 2.4%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	4,000	USD	4,349	JPMorgan Chase Bank NA	12/05/24	(121)
USD	5,594	EUR	5,000	JPMorgan Chase Bank NA	12/05/24	309
USD	573,344	GBP	428,000	Goldman Sachs Bank USA/New York NY	12/05/24	28,736
GBP	5,000	USD	6,638	BROWN BROTHERS HARRIMAN AND CO	12/05/24	(275)
USD	1,303	GBP	1,000	BROWN BROTHERS HARRIMAN AND CO	12/05/24	31
USD	2,545	GBP	2,000	BROWN BROTHERS HARRIMAN AND CO	12/05/24	1
USD	715	CAD	1,000	ROYAL BANK OF CANADA	12/05/24	0
CAD	2,000	USD	1,438	CANADIAN IMPERIAL BK COMMERCE	12/05/24	(9)
GBP	5,000	USD	6,481	CANADIAN IMPERIAL BK COMMERCE	12/05/24	(118)
USD	2,150	EUR	2,000	CANADIAN IMPERIAL BK COMMERCE	12/05/24	37
GBP	2,000	USD	2,609	CITIBANK NA	12/05/24	(64)
GBP	2,000	USD	2,575	CITIBANK NA	12/05/24	(30)
USD	893,391	EUR	797,000	CITIBANK NA	12/05/24	51,083
USD	1,088	EUR	1,000	BANK OF AMERICA NA	12/05/24	31
GBP	4,000	USD	5,001	BNP PARIBAS, NY BRANCH	12/05/24	88
USD	2,208	CAD	3,000	BNP PARIBAS, NY BRANCH	12/05/24	65
USD	3,169	EUR	3,000	BNP PARIBAS, NY BRANCH	12/05/24	(2)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						79,762
Unrealized Appreciation						80,381
Unrealized Depreciation						(619)

Currency Abbreviations
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,411,994 or 13.8% of net assets.

(c)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Level 3 security
(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,567 and $3,444, respectively.

(i)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $2,901 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)	Non-income producing
(k)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(m)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,231,349 or 3.8% of net assets.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security or a portion of the security is on loan at period end.
(p)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(q)	Security is perpetual in nature with no stated maturity date.
(r)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(s)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,539.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(u)	Investment made with cash collateral received from securities on loan.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,217,768	2,050,646	1,134,336	18,904	-	-	2,134,078	0.0%
Fidelity Securities Lending Cash Central Fund	45,202	94,090	64,705	57	-	-	74,587	0.0%
Total	1,262,970	2,144,736	1,199,041	18,961	-	-	2,208,665

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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